Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Mar. 16, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 09, 2015
Russell 3000 Index
Account Value [Line Items]
Account Value	$ 32,411	$ 31,580	$ 29,728	$ 28,802	$ 26,179	$ 23,359	$ 24,145	$ 22,276	$ 20,784	$ 19,391	$ 20,298	$ 24,367	$ 25,725	$ 23,541	$ 23,565	$ 21,771	$ 20,472	$ 17,851	$ 16,346	$ 13,395		$ 16,934	$ 15,522	$ 15,344	$ 14,740	$ 12,925	$ 15,082	$ 14,079	$ 13,552	$ 13,640	$ 12,827	$ 12,267	$ 11,907	$ 11,261	$ 10,806	$ 10,351	$ 10,085	$ 9,989	$ 10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	32,411	31,580	29,728	28,802	26,179	23,359	24,145	22,276	20,784	19,391	20,298	24,367	25,725	23,541	23,565	21,771	20,472	17,851	16,346	13,395		16,934	15,522	15,344	14,740	12,925	15,082	14,079	13,552	13,640	12,827	12,267	11,907	11,261	10,806	10,351	10,085	9,989	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	26,290	25,616	24,114	23,362	21,235	18,948	19,585	18,069	16,859	15,729	16,464	19,765	20,867	19,095	19,115	17,659	16,606	14,480	13,259	10,865	$ 10,000
Russell 2000 Index
Account Value [Line Items]
Account Value	22,042	21,969	20,105	20,786	19,762	17,331	18,268	17,364	16,901	15,910	16,266	19,643	21,242	20,797	21,745	20,850	18,501	14,083	13,421	10,701		15,422	14,028	14,373	14,078	12,286	15,396	14,865	13,795	13,807	13,361	12,644	12,340	12,043	11,065	10,147	9,777	9,927	10,000
Russell 2000 Index
Account Value [Line Items]
Account Value	22,042	21,969	20,105	20,786	19,762	17,331	18,268	17,364	16,901	15,910	16,266	19,643	21,242	20,797	21,745	20,850	18,501	14,083	13,421	10,701		$ 15,422	$ 14,028	$ 14,373	$ 14,078	$ 12,286	$ 15,396	$ 14,865	$ 13,795	$ 13,807	$ 13,361	$ 12,644	$ 12,340	$ 12,043	$ 11,065	$ 10,147	$ 9,777	$ 9,927	$ 10,000
Russell 2000 Index
Account Value [Line Items]
Account Value	$ 22,919	$ 22,843	$ 20,905	$ 21,613	$ 20,549	$ 18,020	$ 18,995	$ 18,055	$ 17,574	$ 16,543	$ 16,913	$ 20,425	$ 22,088	$ 21,624	$ 22,610	$ 21,680	$ 19,237	$ 14,643	$ 13,955	$ 11,127	$ 10,000